Prepayments, Other Receivables and Other Assets - Schedule of Prepayments, Other Receivables and Other Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
NON-CURRENT ASSETS
Total non-current assets	¥ 896,981	¥ 638,365
CURRENT ASSETS
Total	34,101	28,523
Prepayments Other Receivables and Other Assets
NON-CURRENT ASSETS
Prepayments	213	0
Deposits	94,858	95,328
Other receivables	146	48
Total non-current assets	95,217	95,376
CURRENT ASSETS
Prepayments	29,368	22,146
Deposits	244	89
Loan receivable	0	3,000
Other receivables	4,489	3,288
Total	¥ 34,101	¥ 28,523